Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net
4.	Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Cost:
Leasehold improvements	452,030	443,695
Equipment, fixture and furniture, and other fixed assets	407,259	420,004
Total cost	859,289	863,699
Less: accumulated depreciation	(420,274)	(503,399)
Property and equipment, net	439,015	360,300

Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 was RMB84,003, RMB92,609 and RMB87,473 respectively.